Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 6,598,397	$ 6,641,941
Accounts payable and accrued expenses (Note 9)	2,488,959	1,598,404
Three months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	13,660	11,176
Long-term debt	114,009	114,420
Suppliers	290,689	353,806
Accounts payable and accrued expenses (Note 9)	1,383,249	1,187,345
Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	210,812	797,339
Long-term debt	239,663	215,815
Later Than One Year And Not Later Than Two Years Member
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	3,945,092	2,238,558
Long-term debt	1,512,848	233,123
Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	2,305,320	3,881,097
Long-term debt	$ 5,696,815	$ 6,408,818